SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Legal and professional fees	$ 6,778,458	$ 313,190	$ 41,017
Depreciation	115,744	151,059	291,334
Provision for (Reversal of) credit loss	705,148	(11,563)
Office expenses	35,928	23,836	64,320
Others	106,878	80,689	53,344
Insurance	75,471	47,557	31,228
Transportation	344,376	237,822	66,848
Total	8,845,949	1,336,394	1,188,713
Provision For Credit Loss [Member]
Provision for (Reversal of) credit loss	696,639	(22,522)	201,751
Staff Cost [Member]
Staff cost	$ 692,455	$ 504,763	$ 438,871